Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Small & Mid-Cap Fund))	0 Months Ended
	Oct. 28, 2011
Class A
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.25%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Operating Expenses after Fee Waiver and Expense Reimbursement	1.24%
Class B
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	2.29%
Fee Waiver and Expense Reimbursement	(0.25%)	[1]
Total Annual Operating Expenses after Fee Waiver and Expense Reimbursement	2.04%
Class C
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.99%
Fee Waiver and Expense Reimbursement	(0.02%)	[1]
Total Annual Operating Expenses after Fee Waiver and Expense Reimbursement	1.97%
Class N
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and Expense Reimbursement	(0.11%)	[1]
Total Annual Operating Expenses after Fee Waiver and Expense Reimbursement	1.49%
Class Y
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Operating Expenses after Fee Waiver and Expense Reimbursement	0.83%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. That fee limitation may not be amended or withdrawn until one year after the date of this prospectus.